UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2010
                                                 -------------

Check here if Amendment [  ]: Amendment Number:  _________________

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Corriente Advisors, LLC
Address:     201 Main Street
             Suite 1800
             Fort Worth, TX  76102


Form 13F File Number:     28-12875
                      ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Haddaway
Title:     President
Phone:     (817) 870-0455

Signature, Place and Date of Signing:


 /s/ James Haddaway                Fort Worth, TX             August 16, 2010
 -------------------               --------------             ---------------
     [Signature]                   [City, State]                   [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                               ---------------------------------

Form 13F Information Table Entry Total:                        3
                                               ---------------------------------

Form 13F Information Table Value Total:                     $687,146
                                               ---------------------------------
                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         None



                                                          CORRIENTE ADVISORS, LLC
                                                                  FORM 13F
                                                        Quarter Ended June 30, 2010

------------------------------------------------------------------------------------------------------------------------------------
                                                        VALUE        SHR      SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
ISSUER                      CLASS          CUSIP      (X$1,000)    PRN/AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CHINA LIFE INS CO LTD    SPON ADR REP H  16939P106      29,014      445,000   SH   PUT      SOLE               445,000
ISHARES TR INDEX         BARCLYS 20+ YR  464287432       7,123       70,000   SH            SOLE                70,000
SPDR S&P 500 ETF TR      UNIT SER 1 S&P  78462F103     651,009    6,307,000   SH   PUT      SOLE             6,307,000

